Advances to Joint Venture Partner and Equity Accounted Joint Ventures	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Advances to Joint Venture Partner and Equity Accounted Joint Ventures
6.	Advances to Joint Venture Partner and Equity Accounted Joint Ventures

a) The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture. As of December 31, 2013, the Teekay Tangguh Joint Venture had non-interest bearing advances of $10.2 million to the Partnership’s joint venture partner, BLT LNG Tangguh Corporation, and advances of $4.2 million to its parent company, P.T. Berlian Laju Tanker. The advances to P.T. Berlian Laju Tanker were due on demand and bore interest at a fixed-rate of 8.0%. These advances by the Teekay Tangguh Joint Venture were made between 2010 and 2012 as advances on dividends. On February 1, 2014, the Teekay Tangguh Joint Venture declared dividends of $69.5 million, of which $14.4 million was used to offset the total advances to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker.

b) The Partnership has a 50% interest in Exmar LPG BVBA and a 50% interest in the Excalibur Joint Venture, which owns an LNG carrier, the Excalibur. As of December 31, 2014, the Partnership had advances of $81.7 million (December 31, 2013 – $81.7 million) due from Exmar LPG BVBA, of which $67.9 million was assumed through the acquisition of Exmar LPG BVBA, and $2.5 million (December 31, 2013 – $3.0 million) is due from the Excalibur Joint Venture. These advances bear interest at LIBOR plus margins ranging from 0.50% to 2.0% and have no fixed repayment terms. As at December 31, 2014, the interest accrued on these advances was $1.0 million (December 31, 2013 – $0.4 million). Both the advances and the accrued interest on these advances are included in investment and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheet.

c) The Partnership has a 50% interest in the Yamal LNG Joint Venture (see Note 5a). As of December 31, 2014, the Partnership had advances of $95.3 million (December 31, 2013 – nil) to the Yamal LNG Joint Venture. The advances bear interest at LIBOR plus 3.0% compounded semi-annually. As of December 31, 2014, the interest accrued on these advances was $1.0 million (December 31, 2013 – nil).